                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03626

                                 CITIZENS FUNDS
               (Exact Name of Registrant as Specified in Charter)

               One Harbour Place, Portsmouth, New Hampshire 03801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (603) 436-5152

                                 Sophia Collier
                             Citizens Advisers, Inc.
                                One Harbour Place
                              Portsmouth, NH 03801
                     (Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

CITIZENS 300 FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

                SECURITY                   SHARES      VALUE ($)
----------------------------------------  ----------  ----------
COMMON STOCKS - 100.0%

AIR FREIGHT - 1.6%
FedEx Corp.                                      300          28
United Parcel Service, Class B                 1,165          85
                                                             ---
                                                             113

AIRLINES - 0.2%
jetBlue Airways Corp. (a)                        100           2
Southwest Airlines Co.                           830          12
                                                             ---
                                                              14

APPAREL MANUFACTURERS - 0.1%
Jones Apparel Group, Inc.                        200           7

AUTO MANUFACTURING - 0.2%
PACCAR, Inc.                                     150          11

BANKS - 4.7%
Bank of America Corp.                          4,200         186
Bank of New York Co., Inc.                       800          23
BB&T Corp.                                       600          23
Fifth Third Bancorp                              600          26
First Horizon National Corp.                     200           8
National City Corp.                              700          23
North Fork Bancorporation, Inc.                  500          14
Suntrust Banks, Inc.                             400          29
                                                             ---
                                                             332

BIOTECHNOLOGY - 1.3%
Allergan, Inc.                                   200          14
Applera Corp.                                    200           4
Biogen Idec, Inc. (a)                            375          13
Chiron Corp. (a)                                 200           7
Forest Laboratories, Inc. (a)                    400          15
Genzyme Corp. (a)                                300          17
Gilead Sciences, Inc. (a)                        400          14
MedImmune, Inc. (a)                              200           5
                                                             ---
                                                              89

BROADCASTING - 0.2%
Radio One, Inc., Class D (a)                     200           3
Univision Communications, Inc. (a)               350          10
                                                             ---
                                                              13

CHEMICALS - 1.8%
Air Products & Chemicals, Inc.                   200          13
Amgen, Inc. (a)                                1,300          76
Engelhard Corp.                                  200           6
International Flavors & Fragrances, Inc.         100           4
Praxair, Inc.                                    400          19
Sigma-Aldrich Corp.                              100           6
                                                             ---
                                                             124

                 SECURITY                    SHARES    VALUE ($)
------------------------------------------  --------  ----------
COMPUTERS - 10.0%
Apple Computer, Inc. (a)                         840          35
Automatic Data Processing                        660          30
Citrix Systems, Inc. (a)                         225           5
Corning, Inc. (a)                              1,480          16
Dell, Inc. (a)                                 2,600         100
EMC Corp. (a)                                  2,400          30
Intel Corp.                                    6,655         155
International Business Machines Corp.          1,750         159
Intuit, Inc. (a)                                 200           9
Lexmark International, Inc. (a)                  150          12
National Instruments Corp.                       100           3
Network Appliance, Inc. (a)                      300           8
Novell, Inc. (a)                                 400           2
Oracle Corp. (a)                               5,340          67
SunGard Data Systems, Inc. (a)                   300          10
Symantec Corp. (a)                               750          16
Yahoo!, Inc. (a)                               1,400          47
                                                             ---
                                                             704

CONSTRUCTION - 0.5%
Centex Corp.                                     200          11
D. R. Horton, Inc.                               366          11
Lennar Corp.                                     200          11
                                                             ---
                                                              33

CONSUMER PRODUCTS - 1.1%
Alberto-Culver Co., Class B                      200          10
Black & Decker Corp.                             100           8
Clorox Co.                                       200          13
Kimberly-Clark Corp.                             500          32
Newell Rubbermaid, Inc.                          500          11
Whirlpool Corp.                                  100           7
                                                             ---
                                                              81

ELECTRICAL EQUIPMENT - 0.5%
American Power Conversion Corp.                  220           6
Emerson Electric Co.                             400          26
Sanmina Corp. (a)                                600           3
                                                             ---
                                                              35

ELECTRONICS - 4.7%
Adobe Systems, Inc.                              300          20
Applied Materials, Inc. (a)                    1,700          28
Broadcom Corp., Class A (a)                      300           9
Cisco Systems, Inc. (a)                        6,855         124
Electronic Arts, Inc. (a)                        300          16
Freescale Semiconductor, Inc., Class B (a)       120           2
Harman International Industries, Inc.            100           9
JDS Uniphase Corp. (a)                         1,600           3
Johnson Controls, Inc.                           200          11
Juniper Networks, Inc. (a)                       600          13
Linear Technology Corp.                          300          11
Maxim Integrated Products, Inc.                  350          14
NVIDIA Corp. (a)                                 100           2
Rockwell Automation, Inc.                        220          12
SPX Corp.                                        100           4
Texas Instruments, Inc.                        1,800          46
Xilinx, Inc.                                     300           9
                                                             ---
                                                             333

                 SECURITY                    SHARES    VALUE ($)
------------------------------------------  --------  ----------
ENERGY & UTILITIES - 8.7%
AES Corp. (a)                                    700          11
AGL Resources                                    100           3
Anadarko Petroleum Corp.                         250          19
Apache Corp.                                     400          24
Baker Hughes, Inc.                               300          13
BJ Services Co.                                  200          10
BP Amoco plc ADR                               3,725         233
Burlington Resources, Inc.                       400          20
Calpine Corp. (a)                                300           1
ConocoPhillips                                   700          76
Devon Energy Corp.                               600          30
Diamond Offshore Drilling, Inc.                  200          10
Equitable Resources, Inc.                        135           8
Hawaiian Electric Industries, Inc.               125           3
KeySpan Corp.                                    200           8
Kinder Morgan, Inc.                              100           8
Newfield Exploration Co. (a)                     100           7
NiSource, Inc.                                   300           7
Noble Corp.                                      200          11
Noble Energy, Inc.                               100           7
Pepco Holdings, Inc.                             100           2
Pioneer Natural Resources Co.                    200           9
Pogo Producing Co.                               100           5
Puget Energy, Inc.                               100           2
Questar Corp.                                    100           6
Rowan Cos., Inc.                                 200           6
Smith International, Inc.                        100           6
The Williams Cos., Inc.                          500           9
Transocean, Inc. (a)                             400          21
Valero Energy Corp.                              300          22
Western Gas Resources, Inc.                      100           3
XTO Energy, Inc.                                 400          13
                                                             ---
                                                             613

ENTERTAINMENT - 3.1%
Comcast Corp., Class A (a)                     2,300          78
Time Warner, Inc. (a)                          4,750          83
Viacom, Inc.                                   1,700          59
                                                             ---
                                                             220

FINANCIAL - DIVERSIFIED - 12.7%
AMBAC Financial Group, Inc.                      100           7
American Express Co.                           1,300          67
Capital One Financial Corp.                      300          22
Citigroup, Inc.                                5,400         243
Fannie Mae                                     1,000          54
Freddie Mac                                      700          44
Lehman Brothers Holdings, Inc.                   300          28
MBNA Corp.                                     1,300          32
Mellon Financial Corp.                           400          11
Merrill Lynch & Co., Inc.                      1,000          57
MetLife, Inc.                                    800          31
Moody's Corp.                                    200          16
Northern Trust Corp.                             200           9
SLM Corp.                                        500          25
State Street Corp.                               300          13
Synovus Financial Corp.                          390          11
Wachovia Corp.                                 1,700          87
Washington Mutual, Inc.                          900          36
Wells Fargo & Co.                              1,760         105
                                                             ---
                                                             898

                 SECURITY                    SHARES    VALUE ($)
-------------------------------------------  -------  ----------
FINANCIAL SERVICES - 0.8%
Charles Schwab Corp.                           1,400          15
Golden West Financial Corp.                      320          19
Principal Financial Group                        300          12
T. Rowe Price Group, Inc.                        170          10
                                                             ---
                                                              56

FOODS - 4.9%
Bunge, Ltd.                                      100           5
Campbell Soup Co.                                400          12
Coca-Cola Co.                                  2,500         105
General Mills, Inc.                              400          20
H.J. Heinz Co.                                   300          11
Hershey Foods Corp.                              250          15
Kellogg Co.                                      449          19
McCormick & Co., Inc.                            100           3
Pepsi Bottling Group, Inc.                       100           3
PepsiCo, Inc.                                  1,750          93
Sara Lee Corp.                                   850          19
SUPERVALU, Inc.                                  100           3
Sysco Corp.                                      710          25
Wm.Wrigley Jr. Co.                               200          13
                                                             ---
                                                             346

HEALTHCARE - 12.1%
Baxter International, Inc.                       600          20
Becton, Dickinson & Co.                          250          15
Biomet, Inc.                                     200           7
Boston Scientific Corp. (a)                      800          23
Cardinal Health, Inc.                            500          28
DENTSPLY International, Inc.                     100           5
Eli Lilly & Co.                                1,200          63
Express Scripts, Inc. (a)                        100           9
Guidant Corp.                                    300          22
Health Management Associates, Inc., Class A      100           3
Johnson & Johnson, Inc.                        3,100         207
Laboratory Corp. of America Holdings (a)         225          11
Medtronic, Inc.                                1,200          61
Mylan Laboratories, Inc.                         350           6
Pfizer, Inc.                                   7,850         206
Quest Diagnostics, Inc.                          100          11
St. Jude Medical, Inc. (a)                       400          14
Stryker Corp.                                    420          19
UnitedHealth Group, Inc.                         700          67
WellPoint, Inc. (a)                              300          38
Zimmer Holdings, Inc. (a)                        300          23
                                                             ---
                                                             858

HOTELS & MOTELS - 0.2%
Marriott International, Inc., Class A            200          13

INSURANCE - 4.0%
American International Group, Inc.             2,665         147
Fidelity National Financial Corp.                200           7
Marsh & McLennan Cos., Inc.                      500          15
MBIA, Inc.                                       200          10
Progressive Corp.                                200          18
The Allstate Corp.                               700          38
The Hartford Financial Services Group, Inc.      300          21
The St. Paul Travelers Cos., Inc.                670          25
                                                             ---
                                                             281

INVESTMENT BANKING & BROKERAGE - 0.8%
The Goldman Sachs Group, Inc.                    500          55

                 SECURITY                     SHARES   VALUE ($)
-------------------------------------------  -------  ----------
LEISURE - 0.2%
Harley-Davidson, Inc.                            300          17

MANUFACTURING - 6.8%
3M Co.                                           800          69
American Standard Cos., Inc.                     300          14
Bausch & Lomb, Inc.                              100           7
Cintas Corp.                                     135           6
Cooper Cameron Corp. (a)                         100           6
Crane Co.                                        100           3
Dana Corp.                                       100           1
Deere & Co.                                      300          20
Donaldson Co., Inc.                              100           3
Dover Corp.                                      300          11
Eaton Corp.                                      200          13
Gentex Corp.                                     105           3
Graco, Inc.                                      100           4
Illinois Tool Works, Inc.                        300          27
Ingersoll-Rand Co.                               200          16
Masco Corp.                                      515          18
Mattel, Inc.                                     570          12
Nucor Corp.                                      200          12
Parker Hannifin Corp.                            100           6
Pentair, Inc.                                    100           4
Procter & Gamble Co.                           2,602         138
Sealed Air Corp. (a)                             100           5
Smurfit-Stone Container Corp. (a)                500           8
Sonoco Products Co.                              100           3
Tyco International, Ltd.                       2,110          71
Worthington Industries, Inc.                     100           2
                                                             ---
                                                             482

OFFICE EQUIPMENT & SUPPLIES - 0.3%
Avery Dennison Corp.                             200          12
Pitney Bowes, Inc.                               200           9
                                                             ---
                                                              21

PERSONAL CARE - 1.6%
Avon Products, Inc.                              500          21
Colgate-Palmolive Co.                            560          30
Gillette Co.                                   1,000          51
The Estee Lauder Cos., Inc., Class A             300          13
                                                             ---
                                                             115

PHARMACEUTICALS - 0.2%
McKesson Corp.                                   400          15

PUBLISHING - 0.8%
Dow Jones & Co., Inc.                            100           4
Gannett Co., Inc.                                310          25
The McGraw-Hill Cos., Inc.                       200          17
Tribune Co.                                      300          12
                                                             ---
                                                              58

RAILROADS - 0.4%
CSX Corp.                                        300          12
Norfolk Southern Corp.                           500          19
                                                             ---
                                                              31

REAL ESTATE - 0.1%
The St. Joe Co.                                  120           8

RESTAURANTS - 1.2%
Darden Restaurants, Inc.                         200           6
McDonald's Corp.                               1,300          40
Starbucks Corp. (a)                              400          21
YUM! Brands, Inc.                                400          21
                                                             ---
                                                              88

                  SECURITY                    SHARES   VALUE ($)
-------------------------------------------- -------  ----------
RETAIL - 6.9%
AutoZone, Inc. (a)                               100           9
Bed Bath & Beyond, Inc. (a)                      300          11
Best Buy & Co., Inc.                             400          22
Big Lots, Inc. (a)                               200           2
Chico's FAS, Inc. (a)                            210           6
Coach, Inc. (a)                                  200          11
Costco Wholesale Corp.                           500          22
CVS Corp.                                        430          23
Dollar General Corp.                             400           9
eBay, Inc. (a)                                 1,400          52
Fastenal Co.                                     120           7
Hasbro, Inc.                                     100           2
Home Depot, Inc.                               2,265          86
Limited Brands, Inc.                             430          10
Lowe's Cos., Inc.                                800          46
Michaels Stores, Inc.                            200           7
Nordstrom, Inc.                                  100           6
RadioShack Corp.                                 235           6
Staples, Inc.                                    530          17
Target Corp.                                     900          45
The Gap, Inc.                                    868          19
The TJX Cos., Inc.                               500          12
Tiffany & Co.                                    200           7
Walgreen Co.                                   1,000          44
Whole Foods Market, Inc.                         100          10
                                                           -----
                                                             491

SERVICES - 2.2%
Apollo Group, Inc., Class A (a)                  200          15
ARAMARK Corp.                                    200           5
Career Education Corp. (a)                       200           7
Cendant Corp.                                  1,000          21
Ecolab, Inc.                                     300          10
Expeditors International of Washington, Inc.     200          11
Fair Isaac & Co., Inc.                           100           3
First Data Corp.                                 800          30
Fiserv, Inc. (a)                                 200           8
Monster Worldwide, Inc. (a)                      100           3
Omnicom Group, Inc.                              200          18
Pall Corp.                                       100           3
Paychex, Inc.                                    400          13
Unisys Corp. (a)                                 700           5
Viad Corp.                                        31           1
                                                           -----
                                                             153

TELECOMMUNICATIONS - 5.1%
Lucent Technologies, Inc. (a)                  5,000          14
Motorola, Inc.                                 2,400          36
Nextel Communications, Inc. (a)                1,100          31
QUALCOMM, Inc.                                 1,650          60
SBC Communications, Inc.                       3,380          80
Scientific-Atlanta, Inc.                         200           6
Sprint Corp.                                   1,417          32
Verizon Communications, Inc.                   2,850         102
                                                           -----
                                                             361

TOTAL COMMON STOCKS                                        7,069
Cost: $6,675

       SECURITY, RATE, MATURITY DATE          PRINCIPAL ($)    VALUE ($)
-------------------------------------------- --------------  -----------
REPURCHASE AGREEMENTS - 0.3%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $21, collateralized by
Federal Home Loan Mortgage Corp.
security, 4.00%, 07/01/18)
Cost: $21                                                21           21
                                                                   -----

TOTAL INVESTMENTS - 100.3%                                         7,090
Cost: $6,696 (b)

Percentages indicated are based on net assets of $7,071.

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $14. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation      $  714
Unrealized depreciation        (334)
                             ------
Net unrealized appreciation  $  380

ADR - American Depositary Receipt

CITIZENS CORE GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

            SECURITY                 SHARES        VALUE ($)
---------------------------------  ------------  -----------
COMMON STOCKS - 96.2%

AIR FREIGHT - 1.9%
FedEx Corp.                              65,000        6,107

APPAREL MANUFACTURERS - 1.6%
Nike, Inc., Class B                      60,000        4,999

AUTO MANUFACTURING - 1.7%
PACCAR, Inc.                             75,000        5,429

BANKS - 1.0%
Bank of America Corp.                    70,000        3,087

BIOTECHNOLOGY - 1.1%
Gilead Sciences, Inc. (a)               100,000        3,580

CHEMICALS - 2.7%
Amgen, Inc. (a)                          60,000        3,493
Praxair, Inc.                           110,000        5,264
                                                      ------
                                                       8,757

COMPUTERS - 5.4%
Cognos, Inc. (a)                        120,000        5,033
Dell, Inc. (a)                          100,000        3,842
Network Appliance, Inc. (a)             150,000        4,149
Symantec Corp. (a)                      200,000        4,266
                                                      ------
                                                      17,290

CONSUMER PRODUCTS - 1.1%
Black & Decker Corp.                     45,000        3,555

ELECTRONICS - 6.1%
Adobe Systems, Inc.                     100,000        6,717
Electronic Arts, Inc. (a)                75,000        3,884
Rockwell Automation, Inc.               110,000        6,230
Texas Instruments, Inc.                 100,000        2,549
                                                      ------
                                                      19,380

ENERGY & UTILITIES - 11.6%
Apache Corp.                             82,100        5,027
BJ Services Co.                          70,000        3,632
Burlington Resources, Inc.              100,000        5,007
ConocoPhillips                           60,000        6,470
Equitable Resources, Inc.               110,000        6,318
Murphy Oil Corp.                         30,000        2,962
Questar Corp.                           130,000        7,702
Silvan Power Co. (a) (b)                 24,000            -
Vulcan Power Co., Class A (a) (b)        40,000            -
                                                      ------
                                                      37,118

              SECURITY                  SHARES    VALUE ($)
-------------------------------------  --------  -----------
FINANCIAL - DIVERSIFIED - 7.1%
American Express Co.                     80,000        4,110
Legg Mason, Inc.                         60,000        4,688
Merrill Lynch & Co., Inc.                60,000        3,396
Moody's Corp.                            75,000        6,064
SLM Corp.                                90,000        4,486
                                                      ------
                                                      22,744

FINANCIAL SERVICES - 3.0%
Franklin Resources, Inc.                 70,000        4,806
Golden West Financial Corp.              80,000        4,840
                                                      ------
                                                       9,646

FOODS - 5.3%
Hershey Foods Corp.                     100,000        6,046
McCormick & Co., Inc.                   130,000        4,476
Sysco Corp.                             100,000        3,580
Wm.Wrigley Jr. Co.                       45,000        2,951
                                                      ------
                                                      17,053

HEALTHCARE - 14.1%
Becton, Dickinson & Co.                 125,000        7,302
C.R. Bard, Inc.                         100,000        6,808
Johnson & Johnson, Inc.                 125,000        8,394
St. Jude Medical, Inc. (a)               80,000        2,880
UnitedHealth Group, Inc.                 75,000        7,154
Varian Medical Systems, Inc. (a)        125,000        4,285
WellPoint, Inc. (a)                      40,000        5,014
Zimmer Holdings, Inc. (a)                40,000        3,112
                                                      ------
                                                      44,949

HOTELS & MOTELS - 1.7%
Marriott International, Inc., Class A    80,000        5,349

INSURANCE - 2.2%
The Allstate Corp.                      130,020        7,029

MANUFACTURING - 7.2%
Illinois Tool Works, Inc.                31,000        2,775
Masco Corp.                             135,000        4,680
Pentair, Inc.                           125,000        4,875
Precision Castparts Corp.                60,000        4,621
Taiwan Semiconductor ADR                300,000        2,544
Tyco International, Ltd.                100,000        3,380
                                                      ------
                                                      22,875

PERSONAL CARE - 1.3%
Gillette Co.                             80,000        4,038

PHARMACEUTICALS - 0.9%
Schering-Plough Corp.                   150,000        2,723

                  SECURITY                     SHARES    VALUE ($)
--------------------------------------------  --------  -----------
PUBLISHING - 1.4%
The McGraw-Hill Cos., Inc.                      50,000        4,363

RESTAURANTS - 1.3%
Starbucks Corp. (a)                             80,000        4,133

RETAIL - 6.6%
Costco Wholesale Corp.                          70,000        3,093
CVS Corp.                                      120,000        6,314
Nordstrom, Inc.                                100,000        5,538
Staples, Inc.                                  200,000        6,286
                                                            -------
                                                             21,231

SERVICES - 4.5%
Ecolab, Inc.                                   140,000        4,627
Expeditors International of Washington, Inc.    90,000        4,820
Getty Images, Inc. (a)                          70,000        4,977
                                                            -------
                                                             14,424

TELECOMMUNICATIONS - 5.4%
Alltel Corp.                                    85,000        4,662
Comverse Technology, Inc. (a)                  150,000        3,783
QUALCOMM, Inc.                                 120,000        4,398
Sprint Corp.                                   200,000        4,550
                                                            -------
                                                             17,393

TOTAL COMMON STOCKS                                         307,252
Cost: $261,196

         SECURITY, RATE, MATURITY DATE             PRINCIPAL ($)     VALUE ($)
------------------------------------------------  ---------------  -------------
REPURCHASE AGREEMENTS - 3.8%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $12,147, collateralized by
Federal Home Loan Mortgage Corp.
securities, 4.00%-5.00%, 11/01/17-07/01/18)
Cost: $12,147                                              12,147         12,147
                                                                         -------

TOTAL INVESTMENTS - 100.0%                                               319,399
Cost: $273,343 (c)

Percentages indicated are based on net assets of $319,423.

(a) Non-income producing security.

(b) On March 31, 2005, the fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

Vulcan Power Co., Class A
Acquisition Date: March 3, 1995
Cost: $300
Value: $0

Silvan Power Co.
Acquisition Date: July 27, 2004
Cost: $0
Value: $0

(c) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,849. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation      $ 45,470
Unrealized depreciation        (4,263)
                             --------
Net unrealized appreciation  $ 41,207

ADR - American Depositary Receipt

CITIZENS EMERGING GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

                SECURITY                    SHARES       VALUE ($)
-----------------------------------------  ----------  -----------
COMMON STOCKS - 98.9%

APPAREL MANUFACTURERS - 1.0%
Reebok International, Ltd.                     38,900        1,723

BANKS - 1.4%
East West Bancorp, Inc.                        63,059        2,328

BIOTECHNOLOGY - 2.7%
Affymetrix, Inc. (a)                           50,110        2,147
Gilead Sciences, Inc. (a)                      63,200        2,262
                                                           -------
                                                             4,409

BROADCASTING - 0.6%
American Tower Corp. (a)                       55,900        1,019

CHEMICALS - 1.1%
Praxair, Inc.                                  39,650        1,898

COMPUTERS - 7.5%
Apple Computer, Inc. (a)                      108,632        4,527
Autodesk, Inc.                                 50,400        1,500
Corning, Inc. (a)                             147,360        1,640
Network Appliance, Inc. (a)                    66,500        1,839
Pixar, Inc. (a)                                14,505        1,415
Websense, Inc. (a)                             29,300        1,576
                                                           -------
                                                            12,497

CONSTRUCTION - 2.1%
Lafarge North America, Inc.                    34,000        1,987
Toll Brothers, Inc. (a)                        20,100        1,585
                                                           -------
                                                             3,572

CONSUMER PRODUCTS - 0.9%
Black & Decker Corp.                           19,680        1,555

ELECTRICAL EQUIPMENT - 1.5%
Fisher Scientific International, Inc. (a)      42,400        2,413

ELECTRONICS - 9.2%
Adobe Systems, Inc.                            71,525        4,805
Harman International Industries, Inc.          17,780        1,573
International Rectifier Corp. (a)              38,800        1,765
Lam Research Corp. (a)                         59,000        1,703
MEMC Electronic Materials, Inc. (a)           139,500        1,876
QLogic Corp. (a)                               50,600        2,049
Rockwell Automation, Inc.                      26,000        1,473
                                                           -------
                                                            15,244

ENERGY & UTILITIES - 8.5%
Baker Hughes, Inc.                             43,840        1,950
EOG Resources, Inc.                            46,400        2,262
Kinder Morgan, Inc.                            10,800          818
Murphy Oil Corp.                               19,300        1,905
Newfield Exploration Co. (a)                   28,742        2,134
ONEOK, Inc.                                    54,200        1,670
Patterson-UTI Energy, Inc.                     85,200        2,132
Transocean, Inc. (a)                           23,000        1,184
                                                           -------
                                                            14,055

                SECURITY                      SHARES     VALUE ($)
-----------------------------------------  ----------  -----------
FINANCIAL - DIVERSIFIED - 3.5%
Investors Financial Services Corp.             38,227        1,870
Legg Mason, Inc.                               21,000        1,641
Moody's Corp.                                  28,494        2,304
                                                            ------
                                                             5,815

FINANCIAL SERVICES - 4.3%
Chicago Mercantile Exchange                    10,856        2,106
Golden West Financial Corp.                    45,080        2,728
T. Rowe Price Group, Inc.                      39,555        2,349
                                                            ------
                                                             7,183

FOODS - 3.3%
Bunge Ltd.                                     47,850        2,578
Hershey Foods Corp.                            46,950        2,839
                                                            ------
                                                             5,417

HEALTHCARE - 11.1%
C.R. Bard, Inc.                                29,200        1,988
Cooper Cos., Inc.                              43,915        3,201
Cytyc Corp. (a)                                59,809        1,376
DaVita, Inc. (a)                               29,600        1,239
Laboratory Corp. of America Holdings (a)       41,850        2,017
Sierra Health Services, Inc. (a)               50,888        3,248
Triad Hospitals, Inc. (a)                      48,300        2,420
Varian Medical Systems, Inc. (a)               85,489        2,931
                                                            ------
                                                            18,420

HOTELS & MOTELS - 2.2%
Choice Hotels International, Inc.              30,530        1,891
Starwood Hotels & Resorts Worldwide, Inc.      29,300        1,759
                                                            ------
                                                             3,650

INSURANCE - 1.0%
W. R. Berkley Corp.                            34,350        1,704

MANUFACTURING - 5.6%
Graco, Inc.                                    71,906        2,902
Nucor Corp.                                    47,100        2,711
Oshkosh Truck Corp.                            29,284        2,401
Pentair, Inc.                                  34,000        1,326
                                                            ------
                                                             9,340

PHARMACEUTICALS - 1.0%
Barr Pharmaceuticals, Inc. (a)                 34,600        1,690

PUBLISHING - 0.9%
John Wiley & Sons, Inc.                        44,400        1,565

RAILROADS - 1.1%
Norfolk Southern Corp.                         50,270        1,863

RESTAURANTS - 4.1%
Sonic Corp. (a)                                79,615        2,659
Starbucks Corp. (a)                            39,000        2,015
YUM! Brands, Inc.                              40,302        2,088
                                                            ------
                                                             6,762

RETAIL - 10.1%
Claire's Stores, Inc.                         101,400        2,336
Coach, Inc. (a)                                45,825        2,595
Fastenal Co.                                   39,097        2,162
Foot Locker, Inc.                             100,246        2,937
Nordstrom, Inc.                                60,356        3,344
PETCO Animal Supplies, Inc. (a)                43,900        1,616
Whole Foods Market, Inc.                       17,950        1,833
                                                            ------
                                                            16,823

                 SECURITY                                            SHARES       VALUE ($)
--------------------------------------------                         ------       ---------
SERVICES - 9.9%
Cognizant Technology Solutions Corp.  (a)                            68,400          3,160
CheckFree Corp. (a)                                                  53,000          2,160
Corporate Executive Board Co.                                        51,549          3,296
Dun & Bradstreet Corp. (a)                                           19,200          1,180
Ecolab, Inc.                                                         62,511          2,066
Expeditors International of Washington, Inc.                         41,600          2,228
Getty Images, Inc. (a)                                               32,235          2,292
                                                                                   -------
                                                                                    16,382
TELECOMMUNICATIONS - 2.8%
Comverse Technology, Inc. (a)                                        73,600          1,856
Macromedia, Inc. (a)                                                 48,000          1,608
Nextel Partners, Inc. (a)                                            53,000          1,164
                                                                                   -------
                                                                                     4,628
TRANSPORTATION - 1.5%
Landstar System, Inc. (a)                                            74,480          2,439
                                                                                   -------

TOTAL COMMON STOCKS                                                                164,394
Cost: $137,148

        SECURITY, RATE, MATURITY DATE                            PRINCIPAL ($)    VALUE ($)
-----------------------------------------------                  -------------    ---------
REPURCHASE AGREEMENTS - 0.8%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $1,338, collateralized by
Federal Home Loan Mortgage Corp.
security, 4.00%, 07/01/18)
Cost: $1,338                                                         1,338           1,338
                                                                                   -------

TOTAL INVESTMENTS - 99.7%                                                          165,732
Cost: $138,486 (b)

Percentages indicated are based on net assets of $166,186.

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,443. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                      $ 27,658
Unrealized depreciation                        (1,855)
                                             --------
Net unrealized appreciation                  $ 25,803

CITIZENS SMALL CAP CORE GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

              SECURITY                                               SHARES       VALUE ($)
-------------------------------------------                          ------       ---------
COMMON STOCKS - 96.3%

APPAREL MANUFACTURERS - 1.0%
Carter's, Inc. (a)                                                    7,000           278

BANKS - 3.6%
East West Bancorp, Inc.                                              10,940           403
Glacier Bancorp, Inc.                                                 8,935           273
PrivateBancorp, Inc.                                                 11,000           346
                                                                                    -----
                                                                                    1,022

BIOTECHNOLOGY - 1.2%
Integra LifeSciences Holdings (a)                                    10,000           352

COMPUTERS - 9.5%
Ansys, Inc. (a)                                                      15,760           539
Digital River, Inc. (a)                                              12,780           398
F5 Networks, Inc. (a)                                                10,960           554
Factset Research Systems, Inc.                                        8,000           264
NETGEAR, Inc. (a)                                                    35,300           533
Websense, Inc. (a)                                                    8,000           430
                                                                                    -----
                                                                                    2,718

EDUCATIONAL SERVICES - 2.1%
Bright Horizons Family Solutions, Inc. (a)                           18,000           607

ELECTRICAL EQUIPMENT - 1.9%
Genlyte Group (a)                                                     6,002           540

ELECTRONICS - 3.1%
Diodes, Inc. (a)                                                     13,400           364
Trimble Navigation Ltd. (a)                                          15,000           507
                                                                                    -----
                                                                                      871

ENERGY & UTILITIES - 9.1%
Airgas, Inc.                                                         10,845           259
Cal Dive International, Inc. (a)                                      9,000           408
Headwaters, Inc. (a)                                                 12,700           417
Hydril (a)                                                            7,000           409
Patina Oil & Gas Corp.                                               11,000           440
Precision Drilling Corp. (a)                                          5,450           407
RPC, Inc.                                                            17,400           264
                                                                                    -----
                                                                                    2,604

HEALTHCARE - 17.4%
Able Laboratories, Inc. (a)                                          18,240           428
Advanced Medical Optics (a)                                          10,882           394
American Healthways, Inc. (a)                                         8,000           264
American Medical Systems Holdings, Inc. (a)                          24,006           412
Amerigroup Corp. (a)                                                 12,000           439
Centene Corp. (a)                                                    16,000           480
LifePoint Hospitals, Inc. (a)                                        14,600           640
Quality Systems, Inc.                                                15,180           643
Respironics, Inc. (a)                                                 5,000           291
Sierra Health Services, Inc. (a)                                     11,000           703
Sybron Dental Specialties, Inc. (a)                                   8,000           287
                                                                                    -----
                                                                                    4,981

              SECURITY                                               SHARES       VALUE ($)
-------------------------------------                                ------       ---------
HOTELS & MOTELS - 1.5%
Choice Hotels International, Inc.                                     7,000           434

INSURANCE - 1.2%
RLI Corp.                                                             8,085           335

INVESTMENT BANKING & BROKERAGE - 1.5%
Affiliated Managers Group, Inc. (a)                                   7,000           434

MANUFACTURING  - 13.0%
Ceradyne, Inc. (a)                                                   11,000           246
Kennametal, Inc.                                                      6,000           285
Oshkosh Truck Corp.                                                   6,780           555
Roper Industries, Inc.                                                6,760           443
Silgan Holdings, Inc.                                                 5,000           325
Simpson Manufacturing Co., Inc.                                      13,515           418
Steel Dynamics, Inc.                                                 14,820           511
The Manitowoc Co., Inc.                                              10,925           441
Toro Co.                                                              5,655           500
                                                                                   ------
                                                                                    3,724

MULTIMEDIA - 1.5%
Witness Systems, Inc. (a)                                            24,630           432

PERSONAL CARE - 4.5%
Chattem, Inc. (a)                                                    16,000           712
Steiner Leisure Ltd. (a)                                             17,500           572
                                                                                   ------
                                                                                    1,284

RESTAURANTS - 3.3%
P.F. Chang's China Bistro, Inc. (a)                                   5,000           299
Sonic Corp. (a)                                                      19,005           635
                                                                                   ------
                                                                                      934

RETAIL - 9.8%
Finish Line, Inc., Class A                                           25,000           579
Genesco, Inc. (a)                                                    12,000           341
Guitar Center, Inc. (a)                                               9,650           529
Marinemax, Inc. (a)                                                  12,000           374
Pacific Sunwear of California, Inc. (a)                              10,000           280
Quiksilver, Inc. (a)                                                 12,000           348
The Men's Wearhouse, Inc. (a)                                         8,000           338
                                                                                   ------
                                                                                    2,789

SERVICES - 6.9%
Corporate Executive Board Co.                                         5,500           352
Labor Ready, Inc. (a)                                                27,000           503
Mine Safety Appliances                                                6,500           252
SCP Pool Corp.                                                       13,500           430
Waste Connections, Inc. (a)                                          12,210           424
                                                                                   ------
                                                                                    1,961

TELECOMMUNICATIONS - 2.7%
Macromedia, Inc. (a)                                                 15,000           503
NII Holdings, Inc., Class B (a)                                       4,720           271
                                                                                   ------
                                                                                      774

TRANSPORTATION - 1.5%
Landstar System, Inc. (a)                                            13,000           426
                                                                                   ------

TOTAL COMMON STOCKS                                                                27,500
Cost: $23,379

       SECURITY, RATE, MATURITY DATE                             PRINCIPAL ($)    VALUE ($)
---------------------------------------------                    -------------    ---------
REPURCHASE AGREEMENTS - 3.4%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $970, collateralized by
Federal Home Loan Mortgage Corp.
securities, 4.03%-4.07%, 02/01/34-03/01/34)
Cost: $970                                                            970              970
                                                                                    ------

TOTAL INVESTMENTS - 99.7%                                                           28,470
Cost: $24,349 (b)

Percentages indicated are based on net assets of $28,553.

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $65. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                      $  4,496
Unrealized depreciation                          (440)
                                             --------
Net Unrealized appreciation                  $  4,056

CITIZENS VALUE FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

              SECURITY                  SHARES     VALUE ($)
-------------------------------------   -------    ---------
COMMON STOCKS - 98.4%

AIR FREIGHT - 2.7%
FedEx Corp.                               7,455          700

APPAREL MANUFACTURERS - 1.7%
V.F. Corp.                                7,400          438

BANKS - 4.9%
Bank of America Corp.                    15,615          689
Compass Bancshares, Inc.                  5,537          251
KeyCorp                                   9,795          318
                                                   ---------
                                                       1,258

CHEMICALS - 2.3%
Amgen, Inc. (a)                           4,380          255
Praxair, Inc.                             6,781          324
                                                   ---------
                                                         579

COMPUTERS - 4.4%
International Business Machines Corp.     3,398          311
Microsoft Corp.                          18,767          453
Storage Technology Corp. (a)             12,140          374
                                                   ---------
                                                       1,138

CONSTRUCTION - 1.5%
Lafarge North America, Inc.               6,670          390

CONSUMER PRODUCTS - 1.9%
Kimberly-Clark Corp.                      7,571          498

ELECTRONICS - 1.7%
International Rectifier Corp. (a)         9,508          433

ENERGY & UTILITIES - 13.6%
Apache Corp.                              7,990          489
BJ Services Co.                           7,911          410
ConocoPhillips                            8,956          965
Devon Energy Corp.                        9,333          446
DPL, Inc.                                 5,048          126
ONEOK, Inc.                              17,875          551
Precision Drilling Corp. (a)              4,405          329
Valero Energy Corp.                       2,454          180
                                                   ---------
                                                       3,496

FINANCIAL - DIVERSIFIED - 9.3%
Capital One Financial Corp.               6,710          502
Lehman Brothers Holdings, Inc.            5,265          496
Merrill Lynch & Co., Inc.                 6,860          388
MetLife, Inc.                            10,741          420
Wachovia Corp.                           11,252          573
                                                   ---------
                                                       2,379

              SECURITY                  SHARES     VALUE ($)
-------------------------------------   -------    ---------
FINANCIAL SERVICES - 2.2%
Golden West Financial Corp.               9,235          559

FOODS - 1.5%
Bunge, Ltd.                               7,130          384

HEALTHCARE - 11.7%
Baxter International, Inc.               10,265          349
Beckman Coulter, Inc.                     5,705          379
Becton, Dickinson & Co.                   9,475          554
Cardinal Health, Inc.                     5,870          328
Pfizer, Inc.                             22,300          585
WellPoint, Inc. (a)                       6,405          803
                                                   ---------
                                                       2,998

INSURANCE - 4.0%
The Allstate Corp.                       12,352          668
The Hartford Financial Services
Group, Inc.                               5,397          370
                                                   ---------
                                                       1,038

MANUFACTURING - 7.7%
Eaton Corp.                               5,982          391
Ingersoll-Rand Co.                        5,737          457
Masco Corp.                              12,055          418
National Oilwell Varco, Inc. (a)          6,237          291
Nucor Corp.                               7,140          411
                                                   ---------
                                                       1,968

PERSONAL CARE - 1.1%
Avon Products, Inc.                       6,635          285

PUBLISHING - 1.4%
The McGraw-Hill Cos., Inc.                4,210          367

RAILROADS - 1.7%
Norfolk Southern Corp.                   12,135          450

REAL ESTATE - 2.5%
General Growth Properties, Inc.           8,478          289
Simon Property Group, Inc.                5,898          357
                                                   ---------
                                                         646

RESTAURANTS - 4.3%
McDonald's Corp.                         22,189          691
YUM! Brands, Inc.                         8,120          421
                                                   ---------
                                                       1,112

RETAIL - 7.0%
CVS Corp.                                14,485          762
Nieman Marcus Group, Inc., Class A        6,115          560
Nordstrom, Inc.                           8,446          468
                                                   ---------
                                                       1,790

              SECURITY                  SHARES     VALUE ($)
-------------------------------------   -------    ---------
TELECOMMUNICATIONS - 7.6%
Alltel Corp.                              4,580          251
Lucent Technologies, Inc. (a)           144,505          397
Motorola, Inc.                           32,491          487
Scientific-Atlanta, Inc.                  8,870          250
Sprint Corp.                             10,960          249
Verizon Communications, Inc.              9,036          321
                                                   ---------
                                                       1,955

TRANSPORTATION - 1.7%
Ryder System, Inc.                       10,480          437
                                                   ---------

TOTAL COMMON STOCKS                                   25,298
Cost: $22,013

SECURITY, RATE, MATURITY DATE                    PRINCIPAL ($)   VALUE ($)
---------------------------------------------    -------------   ---------
REPURCHASE AGREEMENTS - 1.7%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $434, collateralized by
Federal Home Loan Mortgage Corp.
security, 4.03%, 03/01/34)
Cost: $434                                                 434         434
                                                                 ---------

TOTAL INVESTMENTS - 100.1%                                          25,732
Cost: $22,447 (b)

Percentages indicated are based on net assets of $25,719.

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes and differs from federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $132. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                                     $3,545
Unrealized depreciation                                       (392)
                                                            ------
Net unrealized appreciation                                 $3,153

CITIZENS SMALL CAP VALUE FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

          SECURITY                     SHARES    VALUE ($)
-----------------------------------    ------    ---------
COMMON STOCKS - 93.3%

AIRLINES - 1.0%
MAIR Holdings, Inc. (a)                 2,956           26

APPAREL MANUFACTURERS - 2.1%
Oxford Industries, Inc.                 1,460           53

BANKS - 5.8%
Bank Mutual Corp.                       3,700           44
Independent Bank Corp.                  1,128           33
NewAlliance Bancshares, Inc.            3,428           48
Sterling Bancorp                        1,083           26
                                                 ---------
                                                       151

BIOTECHNOLOGY - 2.7%
Harvard Bioscience, Inc. (a)            5,313           21
Meridian Bioscience, Inc.               1,597           24
Merit Medical Systems, Inc. (a)         2,144           25
                                                 ---------
                                                        70

COMPUTERS - 0.8%
Computer Horizons Corp. (a)             5,750           21

CONSTRUCTION - 1.9%
Champion Enterprises (a)                5,279           50

ENERGY & UTILITIES - 16.8%
Airgas, Inc.                            2,195           52
Cambior, Inc. (a)                      11,494           25
Forest Oil Corp. (a)                    1,275           52
Global Industries Ltd. (a)              8,031           75
South Jersey Industries, Inc.           1,130           64
St. Mary Land & Exploration Co.         1,314           66
UGI Corp.                                 966           44
Vectren Corp.                           2,103           56
                                                 ---------
                                                       434

FINANCIAL-DIVERSIFIED-1.6%
Commercial Federal Corp.                1,522           42

FOODS - 5.3%
Chiquita Brands International, Inc.     3,225           87
Sanderson Farms, Inc.                   1,143           49
                                                 ---------
                                                       136

HEALTHCARE - 3.5%
Cross Country Healthcare, Inc. (a)      1,380           23
CV Therapeutics, Inc. (a)               1,140           23
Medical Action Industries, Inc. (a)     2,344           45
                                                 ---------
                                                        91

               SECURITY                   SHARES   VALUE ($)
---------------------------------------   ------   ---------
INSURANCE - 4.6%
Max Re Capital Ltd.                        2,362          56
RLI Corp.                                  1,497          62
                                                   ---------
                                                         118

INVESTMENT BANKING & BROKERAGE - 3.3%
Affiliated Managers Group, Inc. (a)        1,392          86

MANUFACTURING - 18.4%
Circor International, Inc.                 2,175          54
Compass Minerals International, Inc.       3,609          92
Constar International, Inc. (a)            1,002           6
Crown Holdings, Inc. (a)                   2,510          39
Gibraltar Industries, Inc.                 2,720          60
Mueller Industries, Inc.                   1,635          46
Newport Corp. (a)                          2,189          32
Nordson Corp.                              1,387          51
Packaging Corp. of America                   993          24
Silgan Holdings, Inc.                      1,083          70
                                                   ---------
                                                         474

PERSONAL CARE - 1.0%
Steiner Leisure Ltd. (a)                     837          27

PHARMACEUTICALS - 0.8%
Par Pharmaceutical Cos., Inc. (a)            613          20

REAL ESTATE - 6.3%
American Financial Realty Trust            1,920          28
Ashford Hospitality Trust                  3,950          40
Healthcare Realty Trust, Inc.              1,038          38
Washington Real Estate Investment Trust    1,940          56
                                                   ---------
                                                         162

RESTAURANTS - 2.5%
AFC Enterprises, Inc. (a)                  2,490          64

RETAIL - 4.5%
Department 56, Inc. (a)                      865          15
Rocky Shoes & Boots, Inc. (a)              1,770          47
School Specialty, Inc. (a)                 1,360          53
                                                   ---------
                                                         115

SERVICES - 6.7%
ABM Industries, Inc.                       2,090          40
Chemed Corp.                                 630          48
Digital Generation Systems, Inc. (a)       9,360          12
Dycom Industries, Inc. (a)                 2,127          49
Werner Enterprises, Inc.                   1,170          23
                                                   ---------
                                                         172

TELECOMMUNICATIONS - 3.7%
Arris Group, Inc. (a)                      4,715          33
Glenayre Technologies, Inc. (a)           14,450          26
webMethods, Inc. (a)                       2,827          15
Westell Technologies, Inc. (a)             4,020          22
                                                   ---------
                                                          96

TOTAL COMMON STOCKS                                    2,408
Cost: $2,334

        SECURITY, RATE, MATURITY DATE           PRINCIPAL ($)   VALUE ($)
---------------------------------------------   -------------   ---------
REPURCHASE AGREEMENTS - 4.6%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $120, collateralized by
Federal Home Loan Mortgage Corp.
security, 4.03%, 03/01/34)
Cost: $120                                               120          120
                                                                ---------
TOTAL INVESTMENTS - 97.9%                                           2,528
Cost: $2,454 (b)

Percentages indicated are based on net assets of $2,582.

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $7. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                            $155
Unrealized depreciation                             (88)
                                                   ----
Net unrealized appreciation                        $ 67

CITIZENS GLOBAL EQUITY FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

              SECURITY                  SHARES    VALUE ($)
-------------------------------------   -------   ---------
COMMON STOCKS - 97.9%

AUTOMOBILE MANUFACTURING - 4.8%
Bayerische Motoren Werke AG              38,000       1,724
Toyota Motor Co.                         12,000         893
Volvo AB                                 36,000       1,598
                                                  ---------
                                                      4,215

BANKS - 3.8%
Bank of New York Co., Inc.               45,000       1,308
Royal Bank of Scotland Group plc         25,000         795
UBS AG ADR                               15,000       1,266
                                                  ---------
                                                      3,369

BIOTECHNOLOGY - 1.5%
Roche Holding AG                         12,492       1,339

BROADCASTING - 3.4%
Clear Channel Communications, Inc.       37,000       1,275
Viacom, Inc., Class B                    50,000       1,742
                                                  ---------
                                                      3,017

COMPUTERS - 9.7%
First Data Corp.                         43,000       1,690
Intel Corp.                              73,500       1,707
International Business Machines Corp.    10,000         914
Intuit, Inc. (a)                         20,000         875
Microsoft Corp.                          98,000       2,370
SAP AG                                    6,200         995
                                                  ---------
                                                      8,551

CONSTRUCTION - 0.9%
Fluor Corp.                              15,000         831

CONSUMER PRODUCTS - 1.7%
Electrolux AB ADR                        16,000         745
Kimberly-Clark ADR                       53,000         794
                                                  ---------
                                                      1,539

ENERGY & UTILITIES - 12.1%
Apache Corp.                             32,000       1,959
BG Group plc ADR                         42,000       1,655
BP Amoco plc                            224,000       2,322
Gold Fields Ltd. ADR                     60,000         689
Kinder Morgan, Inc.                      23,000       1,741
Statoil ASA ADR                          59,000       1,011
Valero Energy Corp.                      18,000       1,319
                                                  ---------
                                                     10,696

ENTERTAINMENT - 2.0%
Comcast Corp., Class A (a)               53,000       1,770

                 SECURITY                    SHARES    VALUE ($)
------------------------------------------   -------   ---------
FINANCIAL - DIVERSIFIED - 13.6%
American Express Co.                          16,000         822
Bank of America Corp.                         19,000         838
Citigroup, Inc.                               57,000       2,562
Deutsche Boerse AG                            36,000       2,708
Fannie Mae                                    12,000         653
HBOS plc                                     110,000       1,715
HSBC Holdings plc ADR                         10,000         794
Mitsubishi Tokyo Financial Group, Inc.            62         538
Mitsubishi Tokyo Financial Group, Inc. ADR   148,000       1,280
                                                       ---------
                                                          11,910

FOOD & BEVERAGES - 3.2%
Nestle SA                                      5,678       1,553
PepsiCo, Inc.                                 24,000       1,273
                                                       ---------
                                                           2,826

HEALTHCARE - 12.3%
Beckman Coulter, Inc.                         25,000       1,661
Boston Scientific Corp. (a)                   50,000       1,465
Caremark Rx, Inc. (a)                         23,000         915
Eli Lilly & Co.                               15,000         782
GlaxoSmithKline plc                           95,000       2,177
Novartis AG ADR                               35,000       1,637
Pfizer, Inc.                                  83,000       2,179
                                                       ---------
                                                          10,816

INSURANCE - 2.1%
ING Groep NV                                  60,000       1,812

MANUFACTURING - 7.0%
3M Co.                                        11,000         943
Komatsu, Ltd.                                218,000       1,639
L'Air Liquide ADR                             26,000         959
Rexam plc                                    102,000         915
Tyco International, Ltd.                      51,000       1,723
                                                       ---------
                                                           6,179

OFFICE EQUIPMENT & SUPPLIES - 4.2%
Avery Dennison Corp.                          29,000       1,796
Canon, Inc. ADR                               35,000       1,876
                                                       ---------
                                                           3,672

PERSONAL CARE - 4.8%
Colgate-Palmolive Co.                         27,000       1,409
Henkel KGaA ADR                               11,000         936
The Estee Lauder Cos., Inc., Class A          41,000       1,844
                                                       ---------
                                                           4,189

RESTAURANTS - 1.1%
Wendy's International, Inc.                   25,000         976

RETAIL - 1.9%
Kohl's Corp. (a)                              18,000         930
Petsmart, Inc.                                27,000         776
                                                       ---------
                                                           1,706

              SECURITY                 SHARES   VALUE ($)
------------------------------------   -------  ---------
SERVICES - 1.1%
WPP Group plc                           85,000        968

TELECOMMUNICATIONS - 6.7%
France Telecom SA ADR                   28,000        836
Nippon Telegraph and Telephone Corp.    38,000        830
NTT DoCoMo, Inc. (a)                    40,000        870
Verizon Communications, Inc.            46,000      1,633
Vodafone Group plc                     670,000      1,779
                                                ---------
                                                    5,948
                                                ---------
TOTAL COMMON STOCKS                                86,329
Cost: $78,547

       SECURITY, RATE, MATURITY DATE           PRINCIPAL ($)   VALUE ($)
--------------------------------------------   -------------   ---------
REPURCHASE AGREEMENTS - 1.8%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $1,576, collateralized
by Federal Home Loan Mortgage Corp.
securities, 4.00%-4.07%, 07/01/18-02/01/34)
Cost: $1,576                                           1,576       1,576
                                                               ---------
TOTAL INVESTMENTS - 99.7%                                         87,905
Cost: $80,123 (b)

Percentages indicated are based on net assets of $88,169.

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $547. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                        $10,499
Unrealized depreciation                         (3,264)
                                               -------
Net unrealized appreciation                    $ 7,235

ADR - American Depositary Receipt

The fund's portfolio holdings as of March 31, 2005, were distributed among the following countries:

                         PERCENTAGE OF NET ASSETS
                      -----------------------------
                                SHORT TERM
                      EQUITY     & OTHER      TOTAL
                      ------    ----------    -----
France                  2.0%                   2.0%
Germany                 7.2%                   7.2%
Israel                  1.0%                   1.0%
Japan                   8.0%                   8.0%
Mexico                  0.9%                   0.9%
Netherlands             2.1%                   2.1%
Norway                  1.1%                   1.1%
South Africa            0.8%                   0.8%
Sweden                  2.7%                   2.7%
Switzerland             5.1%                   5.1%
United Kingdom         14.9%                  14.9%
United States          52.1%          1.8%    53.9%
                       ----           ---     ----
Total                  97.9%          1.8%    99.7%

CITIZENS BALANCED FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

          SECURITY                                               SHARES           VALUE ($)
----------------------------                                     ------           ---------
COMMON STOCKS - 66.2%

AIR FREIGHT - 1.3%
FedEx Corp.                                                         600                  56

APPAREL MANUFACTURERS - 1.1%
Nike, Inc., Class B                                                 600                  50

AUTO MANUFACTURING - 1.1%
PACCAR, Inc.                                                        650                  47

BANKS - 0.6%
Bank of America Corp.                                               600                  26

BIOTECHNOLOGY - 0.7%
Gilead Sciences, Inc. (a)                                           800                  29

CHEMICALS - 2.1%
Amgen, Inc. (a)                                                     750                  44
Praxair, Inc.                                                     1,000                  48
                                                                                  ---------
                                                                                         92
COMPUTERS - 4.5%
Automatic Data Processing                                           700                  31
Cognos, Inc. (a)                                                  1,000                  42
Dell, Inc. (a)                                                    1,100                  42
Network Appliance, Inc. (a)                                       1,500                  41
Symantec Corp. (a)                                                2,000                  44
                                                                                  ---------
                                                                                        200
CONSTRUCTION - 0.8%
Pulte Homes, Inc.                                                   500                  37

CONSUMER PRODUCTS - 0.6%
Black & Decker Corp.                                                350                  28

ELECTRONICS - 3.8%
Adobe Systems, Inc.                                                 800                  54
Cisco Systems, Inc. (a)                                           1,400                  25
Rockwell Automation, Inc.                                         1,000                  56
Texas Instruments, Inc.                                           1,200                  31
                                                                                  ---------
                                                                                        166
ENERGY & UTILITIES - 8.7%
Apache Corp.                                                        800                  49
BJ Services Co.                                                     500                  26
Burlington Resources, Inc.                                          900                  45
ConocoPhillips                                                      550                  59
Equitable Resources, Inc.                                           800                  46
Murphy Oil Corp.                                                    500                  49
Questar Corp.                                                       800                  47
Valero Energy Corp.                                                 800                  60
                                                                                  ---------
                                                                                        381

              SECURITY                                           SHARES           VALUE ($)
-------------------------------------                            ------           ---------
FINANCIAL - DIVERSIFIED - 5.2%
American Express Co.                                                500                  26
Legg Mason, Inc.                                                    700                  55
Merrill Lynch & Co., Inc.                                           750                  42
Moody's Corp.                                                       700                  56
SLM Corp.                                                         1,000                  50
                                                                                  ---------
                                                                                        229
FINANCIAL SERVICES - 2.3%
Franklin Resources, Inc.                                            800                  55
Golden West Financial Corp.                                         800                  48
                                                                                  ---------
                                                                                        103
FOODS - 2.7%
General Mills, Inc.                                                 800                  39
Hershey Foods Corp.                                                 750                  46
McCormick & Co., Inc.                                             1,000                  34
                                                                                  ---------
                                                                                        119
HEALTHCARE - 8.4%
Becton, Dickinson & Co.                                           1,000                  58
C.R. Bard, Inc.                                                   1,000                  68
Johnson & Johnson, Inc.                                           1,000                  67
St. Jude Medical, Inc. (a)                                          600                  22
UnitedHealth Group, Inc.                                            500                  48
Varian Medical Systems, Inc. (a)                                    900                  31
WellPoint, Inc. (a)                                                 350                  44
Zimmer Holdings, Inc. (a)                                           400                  31
                                                                                  ---------
                                                                                        369
HOTELS & MOTELS - 0.7%
Marriott International, Inc., Class A                               500                  33

INSURANCE - 1.3%
The Allstate Corp.                                                1,100                  59

MANUFACTURING - 5.7%
Illinois Tool Works, Inc.                                           250                  22
Masco Corp.                                                       1,000                  35
Pentair, Inc.                                                     1,200                  47
Precision Castparts Corp.                                           750                  57
Procter & Gamble Co.                                                500                  27
Taiwan Semiconductor ADR                                          3,500                  30
Tyco International, Ltd.                                          1,000                  34
                                                                                  ---------
                                                                                        252
PERSONAL CARE - 0.7%
Gillette Co.                                                        600                  30

PHARMACEUTICALS - 0.6%
Schering-Plough Corp.                                             1,500                  27

PUBLISHING - 0.9%
The McGraw-Hill Cos., Inc.                                          450                  39

RESTAURANTS - 0.9%
Starbucks Corp. (a)                                                 800                  41

                 SECURITY                                        SHARES           VALUE ($)
--------------------------------------------                     ------           ---------
RETAIL - 4.7%
Costco Wholesale Corp.                                              600                  27
CVS Corp.                                                         1,000                  52
Nordstrom, Inc.                                                     750                  42
Staples, Inc.                                                     1,400                  44
Target Corp.                                                        800                  40
                                                                                  ---------
                                                                                        205
SERVICES - 2.9%
Ecolab, Inc.                                                      1,000                  33
Expeditors International of Washington, Inc.                        800                  43
Getty Images, Inc. (a)                                              700                  50
                                                                                  ---------
                                                                                        126
TELECOMMUNICATIONS - 3.9%
Alltel Corp.                                                        700                  38
Comverse Technology, Inc. (a)                                     1,700                  43
QUALCOMM, Inc.                                                    1,200                  44
Sprint Corp.                                                      2,000                  46
                                                                                  ---------
                                                                                        171
                                                                                  ---------
TOTAL COMMON STOCKS                                                                   2,915
Cost: $2,631

        SECURITY, RATE, MATURITY DATE                     PRINCIPAL ($)           VALUE ($)
----------------------------------------------            -------------           ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
First Horizon Alternative Mortgage Securities,
  4.83%, 06/25/34 (b)                                                19                  19
  5.50%, 03/25/35 (b)                                                24                  24
                                                                                  ---------
Cost: $44                                                                                43

CORPORATE BONDS - 6.3%
BROADCASTING - 0.9%
Cox Communications, Inc., 5.45%, 12/15/14 (c)                        15                  15
Emmis Operating Co., 6.88%, 05/15/12                                 10                  10
Liberty Media Corp., 8.50%, 07/15/29                                 10                  10
                                                                                  ---------
                                                                                         35
COMPUTERS - 0.3%
Corning, Inc., 6.20%, 03/15/16                                       15                  15

CONSTRUCTION - 0.6%
KB Home, 5.88%, 01/15/15                                             15                  14
Pulte Homes, Inc., 6.00%, 02/15/35                                   10                   9
Toll Brothers, Inc., 4.95%, 03/15/14                                  5                   5
                                                                                  ---------
                                                                                         28
ENERGY & UTILITIES - 1.1%
Atmos Energy, 4.95%, 10/15/14                                        15                  14
Markwest Energy, 6.88%, 11/01/14 (c)                                 15                  16
Valero Energy Corp., 4.75%, 06/15/13                                  5                   5
XTO Energy, Inc., 6.25%, 04/15/13                                    10                  11
                                                                                  ---------
                                                                                         46
FINANCIAL - DIVERSIFIED - 0.8%
CIT Group, Inc., 5.00%, 02/13/14                                     10                  10
Liberty Mutual Group, 5.75%, 03/15/14 (c)                            10                  10
Riddell Bell Holdings, 8.38%, 10/01/12 (c)                           15                  15
                                                                                  ---------
                                                                                         35

        SECURITY, RATE, MATURITY DATE                     PRINCIPAL ($)           VALUE ($)
----------------------------------------------            -------------           ---------
HEALTHCARE - 0.3%
Community Health Systems, 6.50%, 12/15/12  (c)                       15                  15

INSURANCE - 0.1%
Ace, Ltd., 6.00%, 04/01/07                                            5                   5

INVESTMENT BANKING & BROKERAGE - 0.7%
J.P. Morgan Chase & Co., 5.13%, 09/15/14                             15                  15
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                       15                  14
                                                                                  ---------
                                                                                         29
MANUFACTURING - 0.1%
American Standard, Inc., 7.38%, 02/01/08                              5                   5

OFFICE EQUIPMENT - 0.3%
Xerox Corp., 6.88%, 08/15/11                                         15                  15

REAL ESTATE 0.1%
Brandywine Realty Trust, 5.40%, 11/01/14                              5                   5

RESTAURANTS - 0.2%
Dominos, Inc., 8.25%, 07/01/11                                        7                   7

RETAIL - 0.1%
The GAP, Inc., 10.05%, 12/15/08                                       5                   6

TELECOMMUNICATIONS - 0.7%
Directv Holdings, 8.38%, 03/15/13                                    10                  11
Nextel Communications, Inc.,
  5.95%, 03/15/14                                                    10                  10
  7.38%, 08/01/15                                                    10                  10
                                                                                  ---------
                                                                                         31
                                                                                  ---------
TOTAL CORPORATE BONDS                                                                   277
Cost: $284

FOREIGN GOVERNMENT BONDS - 0.3%
United Mexican States, 6.75%, 09/27/34                               15                  15
Cost: $15

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.0%
FEDERAL HOME LOAN BANK - 0.7%
3.38%, 07/21/08                                                      30                  29

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.6%
2.88%, 09/15/05                                                       3                   3
3.25%, 11/02/07                                                      15                  15
3.25%, 02/25/08                                                       4                   4
4.25%, 05/04/09                                                      10                  10
4.50%, 01/15/13                                                       9                   9
5.50%, 10/01/18                                                      79                  81
5.20%, 03/05/19                                                      40                  39
6.00%, 09/01/34                                                      44                  45
                                                                                  ---------
                                                                                        206

        SECURITY, RATE, MATURITY DATE                     PRINCIPAL ($)           VALUE ($)
---------------------------------------------             -------------           ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.7%
3.25%, 01/15/08                                                       9                   9
5.25%, 01/15/09                                                      14                  14
6.38%, 06/15/09                                                       3                   3
5.50%, 07/18/12                                                      20                  20
4.38%, 09/15/12                                                       4                   4
5.00%, 09/01/19                                                      46                  46
6.50%, 07/01/32                                                       3                   4
6.00%, 11/01/32                                                       4                   4
5.50%, 03/01/33                                                      33                  33
4.58%, 12/01/34                                                      41                  40
4.91%, 01/01/35                                                      29                  29
                                                                                  ---------
                                                                                        206
                                                                                  ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                441
Cost: $447

U.S. TREASURY NOTES - 9.7%
6.50%, 02/15/10                                                     100                 111
4.00%, 03/15/10                                                     100                  99
4.75%, 05/15/14                                                      10                  10
4.00%, 02/15/15                                                     100                  96
5.38%, 02/15/31                                                     100                 109
                                                                                  ---------
Cost: $424                                                                              425

REPURCHASE AGREEMENTS - 6.4%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $281, collateralized by
Federal Home Loan Mortgage Corp.
security, 4.00%, 07/01/18)
Cost: $281                                                          281                 281
                                                                                  ---------

TOTAL INVESTMENTS - 99.9%                                                             4,397
Cost: $4,126 (d)

Percentages indicated are based on net assets of $4,402.

(a) Non-income producing security.

(b) Variable rate security. The rate presented represents the rate in effect at March 31, 2005.

(c) Rule 144A security.

(d) Represents cost for financial reporting purposes and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                      $         331
Unrealized depreciation                                (60)
                                             -------------
Net unrealized appreciation                  $         271

ADR - American Depositary Receipt

CITIZENS INCOME FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

           SECURITY, RATE, MATURITY DATE                  PRINCIPAL ($)           VALUE ($)
----------------------------------------------------      -------------           ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
First Horizon Alternative Mortgage Securities,
  4.83%, 06/25/34 (a)                                             1,497               1,475
  5.50%, 03/25/35 (a)                                               953                 964
                                                                                  ---------
Cost: $2,491                                                                          2,439

CORPORATE BONDS - 49.2%
BROADCASTING - 7.1%
Comcast Corp., 5.85%, 01/15/10                                    1,000               1,035
Cox Communications, Inc., 5.45%, 12/15/14 (b)                       985                 959
Emmis Operating Co., 6.88%, 05/15/12                                990                 970
Liberty Media Corp., 8.50%, 07/15/29                                990               1,024
                                                                                  ---------
                                                                                      3,988
COMPUTERS - 1.8%
Corning, Inc., 6.20%, 03/15/16                                      985                 989

CONSTRUCTION - 4.2%
KB Home, 5.88%, 01/15/15                                            985                 941
Pulte Homes, Inc., 6.00%, 02/15/35                                  490                 445
Toll Brothers, Inc., 4.95%, 03/15/14                                995                 940
                                                                                  ---------
                                                                                      2,326
ELECTRICAL EQUIPMENT - 1.8%
Flextronics International, Ltd., 6.50%, 05/15/13 (b)              1,000                 993

ENERGY & UTILITIES - 7.5%
Atmos Energy, 4.95%, 10/15/14                                       985                 949
Markwest Energy, 6.88%, 11/01/14 (b)                                985                 985
Valero Energy Corp., 4.75%, 06/15/13                                995                 970
XTO Energy, Inc.,
  6.25%, 04/15/13                                                   990               1,063
  4.90%, 02/01/14                                                   250                 244
                                                                                  ---------
                                                                                      4,211
FINANCIAL - DIVERSIFIED - 5.3%
CIT Group, Inc., 5.00%, 02/13/14                                    990                 973
Liberty Mutual Group, 5.75%, 03/15/14 (b)                           990                 973
Riddell Bell Holdings, 8.38%, 10/01/12 (b)                          985               1,010
                                                                                  ---------
                                                                                      2,956
HEALTHCARE - 1.7%
Community Health Systems, 6.50%, 12/15/12 (b)                       985                 960

INSURANCE - 1.8%
Ace, Ltd., 6.00%, 04/01/07                                          995               1,019

INVESTMENT BANKING & BROKERAGE - 3.4%
J.P. Morgan Chase & Co., 5.13%, 09/15/14                            985                 969
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                      985                 955
                                                                                  ---------
                                                                                      1,924
MANUFACTURING - 1.9%
American Standard, Inc., 7.38%, 02/01/08                            995               1,064

        SECURITY, RATE, MATURITY DATE                     PRINCIPAL ($)           VALUE ($)
----------------------------------------------            -------------           ---------
OFFICE EQUIPMENT - 1.8%
Xerox Corp., 6.88%, 08/15/11                                        985               1,003

PHARMACEUTICALS - 1.9%
AmerisourceBergen Corp., 8.13%, 09/01/08                          1,000               1,073

REAL ESTATE - 0.9%
Brandywine Realty Trust, 5.40%, 11/01/14                            495                 486

RESTAURANTS - 1.3%
Dominos, Inc., 8.25%, 07/01/11                                      722                 754

RETAIL - 2.1%
The GAP, Inc., 10.05%, 12/15/08                                     995               1,158

TELECOMMUNICATIONS - 4.7%
Directv Holdings, 8.38%, 03/15/13                                   990               1,071
Nextel Communications, Inc.,
  5.95%, 03/15/14                                                   490                 488
  7.38%, 08/01/15                                                   990               1,046
                                                                                  ---------
                                                                                      2,605
                                                                                  ---------
TOTAL CORPORATE BONDS                                                                27,509
Cost: $27,802

FOREIGN GOVERNMENT BONDS - 1.7%
United Mexican States, 6.75%, 09/27/34                              985                 961
Cost: $970

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.5%
3.25%, 11/02/07                                                     985                 965
4.25%, 05/04/09                                                     990                 980
4.00%, 06/15/13                                                   2,432               2,424
6.25%, 11/14/13                                                   1,000               1,017
5.50%, 10/01/18                                                   1,618               1,652
5.20%, 03/05/19                                                   1,960               1,934
6.00%, 09/01/34                                                   3,507               3,590
                                                                                  ---------
                                                                                     12,562
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.3%
5.50%, 07/18/12                                                     980                 986
5.00%, 09/01/19                                                   1,851               1,851
6.50%, 08/01/31                                                     600                 624
6.00%, 08/01/32                                                     689                 705
4.58%, 12/01/34                                                   1,994               1,955
4.91%, 01/01/35                                                   2,420               2,428
                                                                                  ---------
                                                                                      8,549
                                                                                  ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                             21,111
Cost: $21,356

U.S. TREASURY NOTES - 3.5%
4.75%, 05/15/14                                                     990               1,008
4.00%, 02/15/15                                                   1,000                 961
                                                                                  ---------
Cost: $1,957                                                                          1,969

         SECURITY, RATE, MATURITY DATE                    PRINCIPAL ($)           VALUE ($)
-----------------------------------------------           -------------           ---------
REPURCHASE AGREEMENTS - 2.8%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $1,572, collateralized by
Federal Home Loan Mortgage Corp.
security, 4.07%, 02/01/34)
Cost: $1,572                                                      1,572               1,572
                                                                                  ---------

TOTAL INVESTMENTS - 99.4%                                                            55,561
Cost: $56,148 (c)

Percentages indicated are based on net assets of $55,911.

(a) Variable rate security. The rate presented represents the rate in effect on March 31, 2005.

(b) Rule 144A security.

(c) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $25. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation                        $       390
Unrealized depreciation                             (1,002)
                                               -----------
Net unrealized depreciation                    $      (612)

CITIZENS ULTRA SHORT BOND FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

          SECURITY, RATE, MATURITY DATE                   PRINCIPAL ($)           VALUE ($)
----------------------------------------------------      -------------           ---------
CORPORATE BONDS - 61.6%
AUTOMOTIVE FINANCE - 24.0%
American Honda Finance, 2.96%, 08/15/06 (a) (b)                     350                 350
BMW Vehicle Owner Trust, 1.94%, 02/25/07                            118                 118
Capital Auto Receivables Asset Trust, 2.86%,
  01/16/06 (a)                                                       66                  66
GS Auto Loan Trust, 2.08%, 04/16/07                                 145                 145
Harley-Davidson Motorcycle Trust, 1.34%, 01/15/08                    36                  35
Honda Auto Receivables Owner Trust, 2.16%, 10/21/08                 200                 195
Toyota Auto Receivables Owner Trust,
  1.69%, 03/15/07                                                   137                 137
  4.39%, 05/15/09                                                    98                  98
USAA Auto Owners Trust, 1.58%, 06/15/07                             171                 170
Volkswagen Auto Lease Trust, 2.36%, 12/20/05                         10                  10
Volkswagon Credit, Inc., 2.93%, 07/21/05 (a)                        250                 250
                                                                                  ---------
                                                                                      1,574
BANKS - 3.1%
Bank of America Corp.
  7.88%, 05/16/05                                                   100                 101
  4.75%, 10/15/06                                                   100                 101
                                                                                  ---------
                                                                                        202
BROADCASTING - 7.1%
Cox Communications, Inc., 6.88%, 06/15/05                           250                 251
TCI Communications, 8.00%, 08/01/05                                 210                 213
                                                                                  ---------
                                                                                        464
COMPUTERS - 3.1%
Hewlett-Packard Co., 7.15%, 06/15/05                                200                 202

FINANCIAL - DIVERSIFIED - 16.7%
American Express Co., 2.99%, 09/19/06 (a)                           300                 300
American General Finance, 3.00%, 11/15/06                           250                 246
CIT Group, Inc., 3.28%, 09/20/07 (a)                                250                 251
Citicorp, 7.63%, 05/01/05                                            50                  50
Merrill Lynch & Co., 2.89%, 04/28/05 (a)                            250                 250
                                                                                  ---------
                                                                                      1,097
INSURANCE - 3.8%
Met Life Global Funding, 3.04%, 08/28/06 (a) (b)                    250                 250

TELECOMMUNICATIONS - 3.8%
CBS Corp., 7.15%, 05/20/05                                          150                 151
Chesapeake (Bell Atlantic Virginia), 6.13%, 07/15/05                100                 101
                                                                                  ---------
                                                                                        252
                                                                                  ---------
TOTAL CORPORATE BONDS                                                                 4,041
Cost: $4,058

          SECURITY, RATE, MATURITY DATE                   PRINCIPAL ($)           VALUE ($)
----------------------------------------------------      -------------           ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.5%
5.83%, 02/09/06                                                     100                 102
3.25%, 11/02/07                                                     200                 196
                                                                                  ---------
                                                                                        298
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.6%
1.75%, 11/29/05                                                     250                 247
3.00%, 12/15/06                                                     250                 246
                                                                                  ---------
                                                                                        493
STUDENT LOAN MARKETING ASSOCIATION - 3.8%
2.73%, 10/25/08 (a)                                                 250                 250
                                                                                  ---------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                              1,041
Cost: $1,052

REPURCHASE AGREEMENTS - 22.1%
Fifth Third Bank, Inc., 2.45%, 04/01/05
(Proceeds at maturity $1,452, collateralized by
Federal Home Loan Mortgage Corp.
security, 4.03%, 03/01/34)
Cost: $1,452                                                      1,452               1,452
                                                                                  ---------

TOTAL INVESTMENTS - 99.6%                                                             6,534
Cost: $6,562 (c)

Percentages indicated are based on net assets of $6,561.

(a) Variable rate security. The rate presented represents the rate in effect on March 31, 2005.

(b) Rule 144A security.

(c) Represents cost for financial reporting purposes and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation                                   $           2
Unrealized depreciation                                             (30)
                                                          -------------
Net unrealized depreciation                               $         (28)

CITIZENS MONEY MARKET FUND
PORTFOLIO HOLDINGS
MARCH 31, 2005 ($ X 1,000)
(UNAUDITED)

           SECURITY, RATE, MATURITY DATE                  PRINCIPAL ($)           VALUE ($)
------------------------------------------------------    -------------           ---------
CERTIFICATES OF DEPOSIT - 4.6%
City National Bank of New Jersey, 3.23%, 09/13/05 (a)               100                 100
Mercantile Safe Deposit and Trust, 2.80%, 12/12/05 (b)            4,000               4,000
Self Help Credit Union, 3.23%, 09/13/05 (a)                         100                 100
                                                                                  ---------
TOTAL CERTIFICATES OF DEPOSIT                                                         4,200
Cost: $4,200

COMMERCIAL PAPER - 85.3%
Abbey National, 2.59%, 04/08/05                                   4,065               4,063
American Express Credit, 2.86%, 05/27/05                          4,000               3,982
American General Finance Corp., 2.66%, 04/11/05                   4,424               4,421
Atlantis One Funding Corp., 2.55%, 04/06/05 (c)                   4,208               4,207
Banco Santander Puerto Rico, 2.78%, 04/07/05                      4,400               4,398
Blue Ridge Asset Funding, 2.60%, 04/07/05                         3,759               3,757
Charta Corp., 2.67%, 04/19/05                                     4,000               3,994
Coca Cola Co., 2.73%, 04/04/05                                    4,000               3,999
Cooperative Association of Tractor Dealers,
   2.74%, 05/27/05                                                2,100               2,092
   2.94%, 07/15/05                                                2,000               1,983
   3.13%, 08/16/05                                                2,000               1,976
   3.33%, 09/19/05                                                2,000               1,969
Galaxy Funding, Inc., 3.00%, 06/21/05 (c)                         3,904               3,878
Galleon Capital, 2.81%, 05/05/05 (c)                              4,000               3,989
Goldman Sachs, 2.79%, 05/10/05                                    4,000               3,988
Harley Davidson Funding Corp., 2.73%, 04/11/05                    4,000               3,997
ING America Insurance, 2.94%, 05/31/05                            4,000               3,980
Mid States Federal Credit Union Corp., 2.73%, 04/14/05            4,000               3,996
Proctor & Gamble, 2.68%, 05/06/05                                 4,000               3,990
Rabobank USA Financial Corp., 3.00%, 06/30/05                     4,000               3,970
State Street Corp., 2.75%, 04/15/05                               4,000               3,997
UBS Finance Corp., 2.83%, 04/01/05                                1,365               1,365
                                                                                  ---------
TOTAL COMMERCIAL PAPER                                                               77,991
Cost: $77,991

MUNICIPAL NOTES - 3.8%
New York State Housing Finance Agency
Agency, 2.85%, 11/15/29 (b)                                       3,500               3,500
Cost $3,500

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal National Mortgage Association
3.03%, 07/18/05                                                   4,200               4,162
                                                                                  ---------
Cost: $4,162

TOTAL INVESTMENTS - 98.3%                                                            89,853
Cost: $89,853 (d)

Percentages indicated are based on net assets of $91,426.

(a) Restricted security which may not be publicly sold without registration under the Securities Act of 1933.

(b) Variable rate security. The rate presented represents the rate in effect on March 31, 2005.

(c) Rule 144A security.

(d) Represents cost for financial reporting and federal income tax purposes.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS                 UNAUDITED

ORGANIZATION

Citizens Funds (the "Trust"), a Massachusetts Business Trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust offers the following funds (individually a "fund," collectively the "funds"):

               FUND                              SHORT NAME                        FUND                         SHORT NAME
-----------------------------------      --------------------------    ------------------------------      ---------------------
CITIZENS 300 FUND                        300 Fund                      CITIZENS GLOBAL EQUITY FUND         Global Equity Fund
CITIZENS CORE GROWTH FUND                Core Growth Fund              CITIZENS BALANCED FUND              Balanced Fund
CITIZENS EMERGING GROWTH FUND            Emerging Growth Fund          CITIZENS INCOME FUND                Income Fund
CITIZENS SMALL CAP CORE GROWTH FUND      Small Cap Core Growth Fund    CITIZENS ULTRA SHORT BOND FUND      Ultra Short Bond Fund
CITIZENS VALUE FUND                      Value Fund                    CITIZENS MONEY MARKET FUND          Money Market Fund
CITIZENS SMALL CAP VALUE FUND            Small Cap Value Fund

The funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Core Growth Fund, Emerging Growth Fund, and Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Money Market Fund offers two classes of shares: Standard shares and Institutional shares. The 300 Fund, Small Cap Core Growth Fund, Value Fund, Small Cap Value Fund, Balanced Fund, Income Fund and Ultra Short Bond Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class-specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION Equity securities are valued at the last sale price on the primary exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are valued, or lacking any sales, at the last available bid price for domestic securities and halfway between the bid and ask price for international securities. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Fixed-income investments generally are valued at the bid price for securities. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and valuations based upon analysis of market data or other factors if these valuations are believed to more accurately reflect the fair value of such securities. If a market quotation for a given security is unavailable, or if the adviser or a fund's sub-adviser believes an available quote does not accurately reflect the current value of a security, the adviser will use fair value procedures established by the funds' Board of Trustees to price the security. Fair value procedures may also be used if the adviser determines that a significant event occurred between the time at which a market price is determined but prior to the time at which the fund's net asset value is calculated. The Global Equity Fund has a policy to use fair value procedures to price securities traded on foreign markets in the event there is a specific change in the value of a domestic security index. Short-term securities maturing within 60 days and all securities in the Money Market Fund are valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

SECURITY TRANSACTIONS Changes in holdings of portfolio securities are reflected no later than in the first calculation of the funds' net asset value on the first business day following the trade date. However, for financial reporting purposes including each quarter-end, portfolio security transactions are reported on trade date.

REPURCHASE AGREEMENTS The funds may acquire repurchase agreements with an entity that is a member of the Federal Reserve System, collateralized by instruments issued by the U.S. government, its agencies or instrumentalities. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity. Collateral subject to repurchase agreements is held by the funds' custodian. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

RESTRICTED SECURITIES The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult.

FOREIGN CURRENCY TRANSLATION The accounting records of the funds are maintained in U.S. dollars. Investment securities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange.

ITEM 2. CONTROLS AND PROCEDURES.

(A) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(B) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


REGISTRANT        CITIZENS FUNDS

BY                /s/ Sophia Collier
                  SOPHIA COLLIER, PRESIDENT

DATE              May 26, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY                /s/ Sophia Collier
                  SOPHIA COLLIER, PRESIDENT

DATE              May 26, 2005



BY                /s/ Sean P. Driscoll
                  SEAN P. DRISCOLL, TREASURER

DATE              May 26, 2005